United States
Securities and Exchange Commission
Washington, DC   20549

Form 13-F

Form 13-F Cover Page

Report for the Calendar Year of the Quarter Ended
June 30, 2004.

Institutional Investment Manager Filing this Report:

Name:		Ayrshire Associates, Inc.
Address:	1800 K Street, NW
		Suite 1030
		Washington, DC   20006

13-F File Number:	028-07230

The Institutional Investment Manager filing this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form.

Person signing the report on behalf of Reporting
Manager

Name:		James K. Ferguson
Title:		President
Phone:		202-293-9113

Signature, Place and Date of Signing:

James K. Ferguson	Washington, DC   	08/06/04

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M                             COM              88579Y101      321     3562 SH       SOLE                     3562
Abbott Labs                    COM              002824100      241     5915 SH       SOLE                     5915
Affiliated Computer Services   COM              008190100     1694    32005 SH       SOLE                    32005
Ambac Financial                COM              023139108     6055    82445 SH       SOLE                    82445
Amgen                          COM              031162100     3076    56365 SH       SOLE                    56365
Applebees Int'l                COM              037899101     4707   204482 SH       SOLE                   204482
BB&T                           COM              054937107      203     5486 SH       SOLE                     5486
BP PLC                         COM                             273     5096 SH       SOLE                     5096
Bank of America                COM              060505104     8374    98965 SH       SOLE                    98965
Carpatsky Petroleum            COM              143908101        0   134000 SH       SOLE                   134000
Cephalon                       COM              156708109     1496    27695 SH       SOLE                    27695
Chico's FAS                    COM              168615102     5314   117670 SH       SOLE                   117670
Cintas                         COM              172908105      365     7650 SH       SOLE                     7650
Cisco Systems                  COM              17275R102     9009   380147 SH       SOLE                   380147
Citigroup                      COM              172967101     1039    22345 SH       SOLE                    22345
Comerica                       COM              200340107      355     6472 SH       SOLE                     6472
DENTSPLY Intl                  COM              249030107     1864    35770 SH       SOLE                    35770
Deere & Company                COM              244199105      210     3000 SH       SOLE                     3000
Digene                         COM              253752109     1758    48120 SH       SOLE                    48120
Dow Chemical                   COM              260543103      392     9636 SH       SOLE                     9636
Ecolab                         COM              278865100     1241    39160 SH       SOLE                    39160
Exxon Mobil                    COM              30231G102     4051    91222 SH       SOLE                    91222
First Data                     COM              319963104     2019    45360 SH       SOLE                    45360
General Electric               COM              369604103     2845    87814 SH       SOLE                    87814
General Growth Properties      COM              370021107      978    33080 SH       SOLE                    33080
Goldman Sachs                  COM              38141G104     2213    23500 SH       SOLE                    23500
Intel                          COM              458140100      310    11219 SH       SOLE                    11219
International Game Tech        COM              459902102     6181   160130 SH       SOLE                   160130
Johnson & Johnson              COM              478160104     3609    64791 SH       SOLE                    64791
Johnson Controls Inc           COM              478366107     3537    66265 SH       SOLE                    66265
L-3 Communications             COM              502424104     4809    71984 SH       SOLE                    71984
LabCorp                        COM              50540R409     4221   106330 SH       SOLE                   106330
Liberty Media                  COM              530718105      156    17312 SH       SOLE                    17312
Liberty Media 'B'              COM              001957307      295    29476 SH       SOLE                    29476
Linear Technology              COM              535678106     4251   107695 SH       SOLE                   107695
Lowes Companies                COM              548661107     2548    48485 SH       SOLE                    48485
MBNA                           COM              55262L100     8055   312321 SH       SOLE                   312321
Mack Cali                      COM              554489104     1768    42730 SH       SOLE                    42730
Maxim Integrated               COM              57772K101     2085    39783 SH       SOLE                    39783
McDonald's                     COM              580135101      203     7791 SH       SOLE                     7791
Medtronic                      COM              585055106     3235    66391 SH       SOLE                    66391
Merck                          COM              589331107      831    17488 SH       SOLE                    17488
Microsoft                      COM              594918104     3818   133680 SH       SOLE                   133680
Northrop Grumman               COM              666807102     1683    31340 SH       SOLE                    31340
Office Depot                   COM              676220106      455    25400 SH       SOLE                    25400
OmniVision                     COM              682128103     1622   101705 SH       SOLE                   101705
Omnicom Group                  COM              681919106     5593    73695 SH       SOLE                    73695
PepsiCo                        COM              713448108     1676    31111 SH       SOLE                    31111
Pfizer                         COM              717081103     3771   110007 SH       SOLE                   110007
Pixelworks Inc                 COM              72581M107     2044   133445 SH       SOLE                   133445
Procter & Gamble               COM              742718109      801    14708 SH       SOLE                    14708
QUALCOMM                       COM              747525103     3861    52900 SH       SOLE                    52900
Quality Systems Inc            COM              747582104     2122    43235 SH       SOLE                    43235
Sonic Solutions                COM              835460106     2194   103230 SH       SOLE                   103230
St. Jude Medical               COM              790849103     3027    40014 SH       SOLE                    40014
Symantec                       COM              871503108     6537   149305 SH       SOLE                   149305
Sysco                          COM              871829107     2258    62955 SH       SOLE                    62955
Trex Company                   COM              89531P105     2681    71010 SH       SOLE                    71010
Wal-Mart Stores                COM              931142103      266     5040 SH       SOLE                     5040
Walgreen                       COM              931422109     5261   145300 SH       SOLE                   145300
Washington REIT                COM              939653101      297    10124 SH       SOLE                    10124
Wells Fargo                    COM              949746101     2858    49945 SH       SOLE                    49945
Xilinx                         COM              983919101     3775   113340 SH       SOLE                   113340
Zimmer Holdings                COM              98956P102     2574    29188 SH       SOLE                    29188
Babson Entrprse Fd II (GE sale                                 213 6525.123 SH       SOLE                 6525.123
Schwab S&P 500 Select Fund                      808509855      218 12266.992SH       SOLE                12266.992